Commitments And Contingent Liabilities (Future Minimum Lease Commitments) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2015	$ 60,366
2016	53,806
2017	38,434
2018	24,280
2019	118,142
Future minimum lease commitments, total	$ 295,028